Document and Entity Information	Jan. 30, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001865537
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 30, 2023
Entity Registrant Name	DTRT HEALTH ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40774
Entity Tax Identification Number	86-3336784
Entity Address, Address Line One	1415 West 22nd Street
Entity Address, Address Line Two	Tower Floor
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(312)
Local Phone Number	316-5473
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DTRTU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	DTRT
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DTRTW
Security Exchange Name	NASDAQ